Cnsolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash	$ 2,585,180	$ 1,801,230
Accounts receivable	355,912	913,892
Contract asset	275,337	195,516
Prepaid expenses	4,647	272
Stock subscriptions		130,532
Advance to Parent		124,563
Total current assets	3,221,076	3,166,005
Equipment, Net	17,189	31,449
Right-of-Use Asset - Operating Lease	193,086	219,050
Intangibles
Intangible assets, net	608,596	429,066
Goodwill	381,000	381,000
Total Intangibles	989,596	810,066
Total assets	4,420,947	4,226,570
Current Liabilities
Accrued expenses	241,299	89,521
Deferred revenue	406,508	816,672
Due to Parent	284,109
Commitment fee	577,000
Current portion of lease liability	27,565	25,963
Total current liabilities	1,536,481	932,156
Long-Term Liabilities
Deferred tax liability	4,386	3,417
Lease liability	165,522	193,086
Total liabilities	1,706,389	1,128,659
Temporary Equity
8% Redeemable convertible preferred stock, $0.01 par value, authorized 9,000 shares, 2,000 shares issued and outstanding, liquidation preference of $2,003,507	1,359,047
Stockholders' Equity
Common stock, $0.01 par value: authorized 20,000,000 shares at December 31, 2020 and 2019; issued and outstanding: 8,051,942 and 3,988,168 shares at December 31, 2020 and 2019, respectively	80,519	39,882
Additional paid-in capital	3,968,386	3,953,515
Accumulated deficit	(2,688,128)	(895,486)
Stock subscription	(5,266)
Total stockholders' equity	1,355,511	3,097,911
Total liabilities and stockholders' equity	$ 4,420,947	$ 4,226,570